GAIN ON SALE OF INTEREST IN SUBSIDIARY	9 Months Ended
Sep. 30, 2013
GAIN ON SALE OF INTEREST IN SUBSIDIARY [Abstract]
GAIN ON SALE OF INTEREST IN SUBSIDIARY

3.

GAIN ON SALE OF INTEREST IN SUBSIDIARY

As a result of the Company selling a 12% interest in FNES in May 2013, the Company recognized a gain on deconsolidation on the sale of FNES of $29,474,609 during the nine months ended September 30, 2013, consisting of the following:

Net cash consideration	$5,850,000
Retained investment	19,546,600
Carrying value of non-controlling interest	9,235,254
Net assets of EES	(5,157,245)
Gain on deconsolidation	$29,474,609